Changes in TotalEnergies' perimeter (Details) € in Millions, $ in Millions								12 Months Ended
	Dec. 16, 2025 USD ($) item GW MW	Nov. 24, 2025 USD ($)	Aug. 06, 2025 USD ($) item	Jul. 18, 2025	Jun. 16, 2025	May 29, 2025	Apr. 02, 2025 USD ($) GW MW	Dec. 31, 2025 USD ($) GW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 02, 2025 EUR (€)
Changes in TotalEnergies' perimeter
Proceeds from sale of interest | $								$ 855	$ 2,167	$ 3,561
VSB Group
Changes in TotalEnergies' perimeter
Consideration							$ 1,698				€ 1,570
OML118 production sharing contract
Changes in TotalEnergies' perimeter
Percentage of interest sold								12.50%
Oil and gas blocks in Argentina, Rincon La Ceniza and La Escalonada
Changes in TotalEnergies' perimeter
Percentage of interest sold								45.00%
Onshore wind power farms | VSB Group
Changes in TotalEnergies' perimeter
Power generation capacity | GW							2
Renewable capacity in operation or under construction | VSB Group
Changes in TotalEnergies' perimeter
Power generation capacity | MW							500
Wind, solar and battery storage technologies | VSB Group
Changes in TotalEnergies' perimeter
Power generation capacity | GW							15
Solar portfolio in North America
Changes in TotalEnergies' perimeter
Percentage of interest sold								50.00%
Power generation capacity | GW	1.4							1.4
Value of assets sold | $	$ 1,250
Utility-scale solar assets
Changes in TotalEnergies' perimeter
Number of assets | item	6
Power generation capacity | GW	1.3
Distributed generation assets
Changes in TotalEnergies' perimeter
Number of assets | item	41
Power generation capacity | MW	140
Insurance Vehicles and Accounts Managed by KKR | Solar portfolio in North America
Changes in TotalEnergies' perimeter
Percentage of interest sold	50.00%
PETRONAS | Blocks in SK301b and SK313
Changes in TotalEnergies' perimeter
Percentage of interest agreed to be acquired					50.00%
PETRONAS | Bobara Block
Changes in TotalEnergies' perimeter
Percentage of interest agreed to be acquired					24.50%
TotalEnergies EP Nigeria Ltd | OML118 production sharing contract
Changes in TotalEnergies' perimeter
Proceeds from sale of interest | $		$ 510
TotalEnergies EP Nigeria Ltd | Shell Nigeria Exploration and Production Company Ltd | OML118 production sharing contract
Changes in TotalEnergies' perimeter
Percentage of interest agreed to be sold				10.00%		12.50%
TotalEnergies EP Nigeria Ltd | Nigerian Agip Exploration Limited | OML118 production sharing contract
Changes in TotalEnergies' perimeter
Percentage of interest agreed to be sold				2.50%
Total Austral | YPF SA | Oil and gas blocks in Argentina, Rincon La Ceniza and La Escalonada
Changes in TotalEnergies' perimeter
Percentage of interest agreed to be sold			45.00%
Number of blocks to be sold | item			2
Consideration agreed for sale of assets | $			$ 500